Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks (Tables)	6 Months Ended
Jun. 30, 2025
Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks [Abstract]
Schedule of Financial Information of Consolidated VIEs and their Subsidiaries
(b)	Organization
	December 31,	June 30,
	2024	2025
	RMB	RMB
Cash and cash equivalents	2,519	—
Amounts due from VSA and its wholly-owned subsidiaries	32,980	—
Prepaid expenses and other current assets	10,042	2,439
Total current assets	45,541	2,439
Total assets	45,541	2,439

Accounts payable	2,202	5,426
Deferred revenue-current	113,399	107,915
Operating lease liabilities-current	2,613	2,531
Income taxes payable	48	48
Amounts due to VSA and its wholly-owned subsidiaries	32,979	(57,230)
Amounts due to related parties	135	—
Accrued expenses and other current liabilities	48,014	(20,063)
Total current liabilities	199,390	38,627

Operating lease liabilities-non current	1,665	—
Total non-current liabilities	1,665	—
Total liabilities	201,055	38,627
	For the Six Months Ended
	June 30,
	2024	2025
	RMB	RMB
Net revenues	46,702	5,892
Net (loss)/ income from continuing operations	(12,960)	1,848
Net loss from discontinued operation	(13,171)	—
Net (loss)/ income	(26,131)	1,848
Net cash used in operating activities from continuing operations	(14,326)	(73,515)
Net cash used in operating activities from discontinued operation	(1,782)	—
Net cash used in investing activities from continuing operations	(3,200)	—
Net cash provided by financing activities from continuing operations	18,820	67,663
Net cash used in financing activities from discontinued operation	(82)	—